Note 13 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Allowance for loan and lease losses	$ 2,921	$ 3,012
Supplemental retirement plan	932	608
Investment security basis adjustment	18	18
Nonaccrual interest income	319	350
Accrued compensation	328	293
Deferred origination fees, net	26	0
Net unrealized loss on AFS securities	5,886	0
Lease liability	952	1,161
Acquisition fair value adjustments	728	0
Net operating losses	366	0
Other	252	0
Gross deferred tax assets	12,728	5,442
Deferred tax liabilities:
Premises and equipment	1,123	632
Net unrealized gain on AFS securities	0	920
Net unrealized gain on equity securities	48	85
FHLB stock dividends	242	139
Intangibles	474	450
Mortgage servicing rights	435	114
Deferred origination fees, net	0	34
Acquisition fair value adjustments	0	249
Right of use assets	928	1,126
Other	24	0
Gross deferred tax liabilities	3,274	3,749
Net deferred tax assets	$ 9,454	$ 1,693